Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Par Value	Value
Municipal Bond—1.0%
Florida—1.0%
Florida, State of, General Obligation, 5.000%, 6/1/22	$435	$471
Total Municipal Bond (Identified Cost $467)		471

Corporate Bonds and Notes—97.1%
Communication Services—6.8%
AT&T, Inc. 2.450%, 6/30/20	581	580
Comcast Corp. 2.650%, 2/1/30	1,060	1,092
Verizon Communications, Inc.
4.125%, 3/16/27	956	1,064
3.150%, 3/22/30	307	330
		3,066

Consumer Discretionary—7.7%
BMW US Capital LLC 144A 3.150%, 4/18/24(1)	1,031	1,023
Daimler Finance North America LLC (3 month LIBOR + 0.550%) 144A 2.301%, 5/4/21(1)(2)	1,158	1,113
NIKE, Inc. 3.375%, 3/27/50	420	460
Target Corp. 2.350%, 2/15/30	868	874
		3,470

Consumer Staples—8.9%
Archer-Daniels-Midland Co. 3.375%, 3/15/22	1,001	1,023
Coca-Cola Co. (The) 3.450%, 3/25/30	804	909
Costco Wholesale Corp. 2.300%, 5/18/22	670	683
Kroger Co. (The) 3.950%, 1/15/50	888	919
Procter & Gamble Co. (The) 3.600%, 3/25/50	400	493
		4,027

Energy—12.3%
Baker Hughes a GE Co. LLC 2.773%, 12/15/22	1,110	1,056
Boardwalk Pipelines LP 4.450%, 7/15/27	765	574
	Par Value	Value

Energy—continued
BP Capital Markets America, Inc. 2.112%, 9/16/21	$408	$403
BP Capital Markets plc 3.814%, 2/10/24	642	650
Enterprise Products Operating LLC 5.375%, 2/15/78	814	570
Exxon Mobil Corp.
3.482%, 3/19/30	665	737
4.327%, 3/19/50	500	612
Schlumberger Holdings Corp. 144A 3.900%, 5/17/28(1)	756	703
TechnipFMC plc 3.450%, 10/1/22	273	263
		5,568

Financials—30.8%
Bank of America Corp. 3.366%, 1/23/26	1,013	1,053
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(1)	332	293
Citigroup, Inc. 3.980%, 3/20/30	971	1,038
Credit Suisse AG (SOFRRATE + 0.450%) 1.199%, 2/4/22(2)	1,085	1,016
Emera US Finance LP 2.700%, 6/15/21	953	964
JPMorgan Chase & Co.
3.207%, 4/1/23	836	852
2.301%, 10/15/25	625	625
Lazard Group LLC 4.375%, 3/11/29	970	981
Mastercard, Inc. 3.650%, 6/1/49	798	930
Morgan Stanley
3.875%, 4/29/24	822	862
3.971%, 7/22/38	735	808
Nationwide Financial Services, Inc. 144A 3.900%, 11/30/49(1)	878	769
Penske Truck Leasing Co., LP 144A 3.450%, 7/1/24(1)	1,012	1,012
Truist Bank 2.250%, 3/11/30	470	431
Truist Financial Corp. 4.000%, 5/1/25	396	417
	Par Value	Value

Financials—continued
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	$279	$258
US Bank NA 2.050%, 1/21/25	1,050	1,045
Wells Fargo & Co. 2.164%, 2/11/26	606	591
		13,945

Health Care—6.6%
AbbVie, Inc. 144A 4.250%, 11/21/49(1)	852	919
Bristol-Myers Squibb Co. 144A 4.250%, 10/26/49(1)	753	944
CommonSpirit Health
2.760%, 10/1/24	639	638
4.187%, 10/1/49	526	495
		2,996

Industrials—9.0%
3M Co.
2.375%, 8/26/29	450	452
3.700%, 4/15/50	420	470
Carrier Global Corp. 144A 3.577%, 4/5/50(1)	895	798
General Dynamics Corp. 4.250%, 4/1/50	405	503
L3Harris Technologies, Inc. 144A 3.850%, 12/15/26(1)	982	1,023
Union Pacific Corp. 3.950%, 8/15/59	757	818
		4,064

Information Technology—3.2%
Intel Corp. 3.100%, 2/15/60	844	915
Western Union Co. (The) 2.850%, 1/10/25	517	515
		1,430

Materials—5.0%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	454	560
Newmont Corp.
2.250%, 10/1/30	950	875
6.250%, 10/1/39	427	547
See Notes to Schedule of Investments

Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Materials—continued
Packaging Corporation of America 4.050%, 12/15/49	$285	$283
		2,265

Utilities—6.8%
Berkshire Hathaway Energy Co.
3.750%, 11/15/23	1,008	1,017
144A 4.250%, 10/15/50(1)	420	480
Cheniere Corpus Christi Holdings LLC 144A 3.700%, 11/15/29(1)	353	264
Consolidated Edison Co. of New York, Inc.
3.350%, 4/1/30	600	619
3.950%, 4/1/50	415	432
Dominion Energy, Inc. 3.375%, 4/1/30	275	272
		3,084

Total Corporate Bonds and Notes (Identified Cost $43,673)		43,915

Total Long-Term Investments—98.1% (Identified Cost $44,140)		44,386

	Shares	Value
Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(3)	525,181	$525
Total Short-Term Investment (Identified Cost $525)		525

TOTAL INVESTMENTS—99.3% (Identified Cost $44,665)		$44,911
Other assets and liabilities, net—0.7%		333
NET ASSETS—100.0%		$45,244

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $9,341 or 20.6% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	95%
Switzerland	2
United Kingdom	2
Australia	1
Total Investments	100%
† % of total investments as of March 31, 2020.
See Notes to Schedule of Investments

Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$43,915	$—	$43,915
Municipal Bond	471	—	471
Money Market Mutual Fund	525	525	—
Total Investments	$44,911	$525	$44,386
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Schedule of Investments

SEIX CORPORATE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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